S000093657 [Member] Expense Example, No Redemption - Putnam Retirement Advantage 2070 Fund - Class C	Jul. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 157
Expense Example, No Redemption, 3 Years	$ 3,401